Debt Issued (Tables)	12 Months Ended
Dec. 31, 2020
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
	2019	2020
	MCh$	MCh$
Mortgage bonds	10,898	6,786
Bonds	7,912,621	7,700,402
Subordinated bonds	889,895	886,407
Total	8,813,414	8,593,595

Short-term Bonds [Member]
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	40,937	2.91	04/01/2019	04/04/2019
Wells Fargo Bank	USD	40,264	2.85	17/01/2019	24/04/2019
Citibank N.A.	USD	33,598	2.80	22/01/2019	22/04/2019
Citibank N.A.	USD	53,250	2.67	04/04/2019	02/07/2019
Citibank N.A.	USD	27,886	2.67	09/04/2019	09/08/2019
Citibank N.A.	USD	33,257	2.66	11/04/2019	11/07/2019
Wells Fargo Bank	USD	33,257	2.68	11/04/2019	11/10/2019
Citibank N.A.	USD	33,051	2.66	12/04/2019	22/07/2019
Wells Fargo Bank	USD	3,966	2.67	12/04/2019	12/09/2019
Citibank N.A.	USD	27,184	2.67	29/04/2019	29/10/2019
Wells Fargo Bank	USD	33,838	2.60	30/04/2019	30/07/2019
Citibank N.A.	USD	34,795	2.61	17/05/2019	18/11/2019
Citibank N.A.	USD	34,842	2.59	23/05/2019	22/08/2019
Bank of America	USD	34,208	2.50	21/06/2019	22/08/2019
Wells Fargo Bank	USD	3,421	2.50	24/06/2019	25/07/2019
Citibank N.A.	USD	547	2.40	24/06/2019	15/10/2019
Citibank N.A.	USD	13,620	2.50	25/06/2019	05/08/2019
Citibank N.A.	USD	13,575	2.51	28/06/2019	01/08/2019
Citibank N.A.	USD	34,070	2.38	11/07/2019	09/10/2019
Citibank N.A.	USD	29,883	2.25	09/08/2019	12/11/2019
Wells Fargo Bank	USD	3,525	2.03	13/08/2019	08/05/2020
Citibank N.A.	USD	35,676	2.20	22/08/2019	21/11/2019
Wells Fargo Bank	USD	21,350	2.20	10/09/2019	09/12/2019
Wells Fargo Bank	USD	7,117	2.20	11/09/2019	16/12/2019
Wells Fargo Bank	USD	28,466	2.20	11/09/2019	10/12/2019
Citibank N.A.	USD	15,799	2.10	07/10/2019	07/01/2020
Citibank N.A.	USD	36,206	2.07	09/10/2019	09/01/2020
Citibank N.A.	USD	36,212	2.00	24/10/2019	29/01/2020
Bank of America	USD	36,212	2.00	24/10/2019	24/01/2020
Citibank N.A.	USD	18,200	2.00	25/10/2019	03/02/2020
Citibank N.A.	USD	31,819	1.91	04/11/2019	13/01/2020
Citibank N.A.	USD	31,239	1.97	12/11/2019	12/02/2020
Citibank N.A.	USD	4,554	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	7,989	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	18,750	2.07	04/12/2019	07/08/2020
Citibank N.A.	USD	23,268	2.05	09/12/2019	09/04/2020
Wells Fargo Bank	USD	3,877	2.04	09/12/2019	05/06/2020
Wells Fargo Bank	USD	15,395	2.04	11/12/2019	27/03/2020
Citibank N.A.	USD	1,792	2.03	30/12/2019	20/07/2020
Wells Fargo Bank	USD	7,518	2.10	30/12/2019	15/12/2020
Total as of December 31, 2019		944,413
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	23,078	2.00	07/01/2020	07/07/2020
Citibank N.A.	USD	38,371	1.95	09/01/2020	09/04/2020
Citibank N.A.	USD	34,886	1.91	13/01/2020	13/04/2020
Citibank N.A.	USD	11,629	1.87	14/01/2020	14/04/2020
Citibank N.A.	USD	31,667	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	7,917	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	27,709	1.86	29/01/2020	29/05/2020
Citibank N.A.	USD	10,350	1.85	30/01/2020	01/06/2020
Citibank N.A.	USD	19,720	1.85	03/02/2020	03/06/2020
Citibank N.A.	USD	31,391	1.55	08/04/2020	05/06/2020
Citibank N.A.	USD	21,262	1.30	13/04/2020	12/05/2020
Citibank N.A.	USD	12,758	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	34,020	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	16/06/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	18/06/2020
Citibank N.A.	USD	34,158	1.61	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,697	1.60	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,858	1.50	22/04/2020	14/08/2020
Wells Fargo Bank	USD	42,943	1.45	24/04/2020	29/01/2021
Wells Fargo Bank	USD	4,175	1.30	29/04/2020	29/10/2020
Citibank N.A.	USD	32,834	0.45	18/05/2020	20/07/2020
Citibank N.A.	USD	5,089	0.45	18/05/2020	20/07/2020
Wells Fargo Bank	USD	74,254	0.45	07/12/2020	06/12/2021
Total as of December 31, 2020		634,952

Current Bonds Long-Term [Member]
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIEC0817	UF	83,470	5	1.55	30/01/2019	30/01/2024
BCHIED1117	UF	41,711	5	1.54	14/03/2019	14/03/2024
BCHIED1117	UF	5,587	5	1.45	19/03/2019	19/03/2024
BCHIED1117	UF	36,317	5	1.45	20/03/2019	20/03/2024
BCHIDW1017	UF	84,359	2	0.93	09/05/2019	09/05/2021
BCHIDW1017	UF	57,091	2	0.57	24/06/2019	24/06/2021
BCHIEH0917	UF	58,867	7	1.04	01/07/2019	01/07/2026
BCHIEB1117	UF	86,682	4	0.83	01/07/2019	01/07/2023
BCHIEH0917	UF	29,514	7	1.00	02/07/2019	02/07/2026
BCHIEI1117	UF	60,697	7	0.66	19/07/2019	19/07/2026
BCHIEI1117	UF	22,063	7	0.51	30/07/2019	30/07/2026
BCHIEI1117	UF	8,613	7	0.45	01/08/2019	01/08/2026
BCHICC0815	UF	71,703	12	0.54	05/08/2019	05/08/2031
BCHICA1015	UF	71,221	11	0.54	05/08/2019	05/08/2030
BCHICB1215	UF	14,496	11	0.44	07/08/2019	07/08/2030
BCHIEI1117	UF	7,764	7	0.30	07/08/2019	07/08/2026
BCHIEI1117	UF	20,212	7	0.28	08/08/2019	08/08/2026
BCHICB1215	UF	57,926	11	0.45	08/08/2019	08/08/2030
BCHIEI1117	UF	3,108	7	0.29	08/08/2019	08/08/2026
BCHIBV1015	UF	71,063	10	0.37	20/08/2019	20/08/2029
BCHIEV1117	UF	132,366	10	0.34	05/09/2019	05/09/2029
BCHIEK1117	UF	117,493	13	1.38	11/12/2019	11/12/2032
Subtotal UF		1,142,323

BONO JPY	JPY	63,041	20	1.00	14/05/2019	14/05/2039
BONO HKD	HKD	32,725	12	2.90	19/07/2019	19/07/2031
BONO AUD	AUD	36,519	20	3.50	28/08/2019	28/08/2039
BONO PEN	PEN	29,969	15	5.40	04/09/2019	04/09/2034
BONO AUD	AUD	24,547	15	3.13	09/09/2019	09/09/2034
BONO NOK	NOK	60,951	10	3.50	07/11/2019	07/11/2029
BONO AUD	AUD	39,067	20	3.55	11/11/2019	11/11/2039
BONO JPY	JPY	36,264	10	1.00	19/11/2019	19/11/2029
Subtotal Others currency		323,083
Total as of December 31, 2019		1,465,406
Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIEM0817	UF	93,096	7	0.80	06/01/2020	06/01/2027
BCHIEL0717	UF	123,957	8	0.72	04/02/2020	04/02/2028
Subtotal UF		217,053

BONO AUD	AUD	37,130	15	2.65	02/03/2020	02/03/2035
Subtotal Others currency		37,130
Total as of December 31, 2020		254,183

Subordinated bond [Member]
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
Series	Currency	Amount	Terms Years	Annual issue rate %	Issue date	Maturity date
		MCh$
UCHI-J1111	UF	61,471	23	1.05	20/08/2019	20/08/2042
UCHI-J1111	UF	65,973	23	1.04	20/08/2019	20/08/2042
UCHI-J1111	UF	48,799	23	0.99	21/08/2019	21/08/2042
UCHI-I1111	UF	39,114	21	0.96	24/09/2019	24/09/2040
Total as of December 31, 2019		215,357